United States Securities and Exchange Commission Washington, D.C. 20549

Form 13F, Form 13F Cover Page Report for quarter ended: June 30, 2000

Institutional Investment Manager Filing this Report: Compu-va Val Investments, Inc. Address: 1702 Lovering Avenue Wilmington, DE 19806 13F file number: 28-01902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form. Person signing this report on behalf of reporting manager: Lynn Hogenson Title: Marketing Director Phone: 302-254-6126 Signature, Place, and Date of Signing: Lynn Hogenson Wilmington, DE July 31, 2000

Report type: 13F Holding Report

Report Summary: 90 data records$108,035,000

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FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------- [S][C][C][C][C][C][C][C][C][C][C][C]AT&T COM 001957109431 7650 SH SOLE 7650 Amerada Hess COM 023551104 1015 15707 SH SOLE 15707 BJ's Wholesale Club COM 05548j106 1370 35713 SH SOLE 35713 Bank of New York COM 064057102 1704 40995 SH SOLE 40995 Bankamerica COM 060505104 1012 19299 SH SOLE 19299 Becton Dickinson COM 075887109 1131 42967 SH SOLE 42967 Bristol Myers Squibb COM 110122108 1429 24636 SH SOLE 24636 Burlington Resources COM 122014103 601 16250 SH SOLE 16250 Carnival Corp COM 143658102 349 14080 SH SOLE 14080 Cendant Corporation COM 151313103 1592 86061 SH SOLE 86061 Ceridian COM 15677T106 408 21257 SH SOLE 21257 Chase Manhattan COM 16161A108 1446 16580 SH SOLE 16580 CitiGroup COM 172967101 1397 23325 SH SOLE 23325 City National COM 178566105 1447 42953 SH SOLE 42953 Coastal COM 190441105 1328 28866 SH SOLE 28866 Compaq Computer COM 204493100 1587 58764 SH SOLE 58764 Conoco Class B COM 208251405 1388 54165 SH SOLE 54165 Crane COM 224399105 824 34961 SH SOLE 34961 Daisytek COM 234053106 905 57218 SH SOLE 57218 Dentsply International COM 249030107 766 27000 SH SOLE 27000 DuPont COM 263534109 772 14589 SH SOLE 14589 Ecolab Inc. COM 278865100 421 11470 SH SOLE 11470 Exxon Mobil COM 30231G102 1411 18110 SH SOLE 18110 Finova Group COM 317928109 193 11468 SH SOLE 11468 First Union COM 337358105 252 6756 SH SOLE 6756 Fleet Boston Financial COM 339030108 947 25947 SH SOLE 25947 GTE COM 362320103 1328 18710 SH SOLE 18710 General Dynamics COM 369550108 809 16260 SH SOLE 16260 General Electric COM 369604103 335 2150 SH SOLE 2150 Halliburton COM 406216101 1104 26857 SH SOLE 26857 Health South COM 421924101 227 39946 SH SOLE 39946 Hibernia COM 428656102 719 68470 SH SOLE 68470 Honeywell Intl COM 438516106 1667 31638 SH SOLE 31638 IBM COM 459200101 1951 16533 SH SOLE 16533 Int'l Specialty Products COM 460337108 71 11080 SH SOLE 11080 Intel COM 458140100 203 1535 SH SOLE 1535 Jacobs Engineering COM 469814107 947 29699 SH SOLE 29699 K Mart COM 482584109 883 91108 SH SOLE 91108 Lowe's Companies COM 548661107 1224 20970 SH SOLE 20970 Manor Care Inc COM 564055101 269 19950 SH SOLE 19950 Newfield Exploration COM 651290108 1065 30207 SH SOLE 30207 Nortel Networks COM 656569100 3296 26135 SH SOLE 26135 Northern Trust COM 665859104 1650 24425 SH SOLE 24425 Ocean Energy COM 67481E106 1408 97952 SH SOLE 97952 Office Max COM 67622M108 503 77402 SH SOLE 77402 Pall Corp. COM 696429307 238 10620 SH SOLE 10620 Pepsico COM 713448108 970 27820 SH SOLE 27820 Protective Life Corp COM 743674103 1402 44148 SH SOLE 44148 Questar COM 748356102 610 32868 SH SOLE 32868 Reynolds & Reynolds COM 761695105 1124 41616 SH SOLE 41616 Rockwell Int'l COM 773903109 945 22605 SH SOLE 22605 Roslyn Bancorp COM 778162107 628 35267 SH SOLE 35267 Royal Caribbean COM V7780T103 1149 41028 SH SOLE 41028 S&P 400 Midcap Depository Rece COM 595635103 779 8535 SH SOLE 8535 SBC Communications COM 78387G103 669 15892 SH SOLE 15892 Schering Plough COM 806605101 1192 32104 SH SOLE 32104 Sovereign Bancorp COM 845905108 501 66220 SH SOLE 66220 Sprint COM 852061100 3413 53958 SH SOLE 53958 Sun MicroSystems COM 866810104 2394 25550 SH SOLE 25550 Symantec COM 871503108 2243 29857 SH SOLE 29857 Tektronix COM 879131100 1510 26960 SH SOLE 26960 Telespectrum COM 87951U109 582 83143 SH SOLE 83143 Texaco COM 881694103 1025 19064 SH SOLE 19064 Thomas & Betts COM 884315102 537 19016 SH SOLE 19016 Waste Management COM 94106L109 213 15590 SH SOLE 15590 Weyerhaeuser Co COM 962166104 1120 19655 SH SOLE 19655 Willamette Industries COM 969133107 529 13180 SH SOLE 13180 Williams Companies COM 969457100 874 19890 SH SOLE 19890 Frank Russell Inter'l Equity INT'L MF 782493100 200 6011.468 SH SOLE 6011.468 Hotchkis & Wiley Int'l INT'L MF 441346400 2249 85758.876SH SOLE 85758.876 Principal International Stock INT'L MF pisa 43 43035.020SH SOLE 43035.020 Templeton Dev Mkts INT'L MF 88018W104 161 11152.293SH SOLE 11152.293 Templeton Emerg Mkts INT'L MF 880191101 234 21520.000SH SOLE 21520.000 Templeton Foreign INT'L MF 880196209 516 48695.043SH SOLE 48695.043 Templeton Inst Emerg Mkts INT'L MF 880210208 1249 103800.989SH SOLE 103800.989 Templeton Inst Foreign INT'L MF 880210505 3847 182839.362SH SOLE 182839.362 Accessor Growth MF 004322202 8238 227202.626SH SOLE 227202.626 Accessor Small-Mid Cap MF 004322400 1112 38219.188SH SOLE 38219.188 Central Securities MF 155123102 569 16761.000SH SOLE 16761.000 Frank Russell Income/Value Equ MF FRIVE 349 8019.775 SH SOLE 8019.775 Franklin Small Cap Growth CL A MF 354713109 448 8935.518 SH SOLE 8935.518 Franklin Small Cap Growth-Advs MF 354713869 7818 154957.963SH SOLE 154957.963 Guardian Park Avenue MF 700159106 218 3325.912 SH SOLE 3325.912 ICMI Equity Income MF ICIMIEI18 16 15682.270SH SOLE 15682.270 ICMI Growth Equity MF ICMIEGE80 45 44842.870SH SOLE 44842.870 Janus Growth & Income MF 471023200 739 16158.257SH SOLE 16158.257 Pimco Stock Plus MF 693390403 1057 74673.929SH SOLE 74673.929 Principal Large Company Growth MF plcga 40 39610.740SH SOLE 39610.740 Principal Small Company Growth MF pscga 33 33441.430SH SOLE 33441.430 Principal Stock Index 500 MF psi500 78 78093.750SH SOLE 78093.750 Putnam Growth & Income CL A MF 746761105 249 13594.413SH SOLE 13594.413 Quaker Large-Cap Value MF 746935105 6352 534691.624SH SOLE 534691.624 Quaker Mid-Cap Value MF 746935709 8143 719337.904SH SOLE 719337.904 Royce Value Trust MF 780910105 256 18524.000SH SOLE 18524.000 S&P 500 Depository Receipts MF 78462F103 649 4315.000 SH SOLE 4315.000 T. Rowe Price Mid-Cap Growth MF 779556109 2267 51376.968SH SOLE 51376.968 Vanguard Index 500 MF 922908108 7257 52558.404SH SOLE 52558.404 Cohen & Steers Realty REMF 192476109 786 21281.748SH SOLE 21281.748